SUBSEQUENT EVENTS (Details) - 1 months ended Aug. 14, 2023 - Subsequent Event - AEL	USD ($) $ / shares shares	USD ($)
Subsequent Event [Line Items]
Price of acquisition | $	$ 4,300,000,000
Total price per share received in business acquisition (USD per share) | $ / shares	$ 55.00
Business acquisition, cash transferred per share (in dollars per share) | $ / shares	$ 38.85
Equity interests issued and issuable (in shares) | shares	0.49707
Shares issued, price per share (USD per share) | $		$ 16.15